Income Taxes - Schedule of Effective Income Tax Reconciliation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal statutory rates	$ 582,722	$ 535,884
State income taxes	107,461	98,823
Other	(46,188)	35,790
Effective rate	$ 643,995	$ 670,497
Federal statutory rates	33.00%	34.00%
State income taxes	6.00%	6.00%
Other	(3.00%)	2.00%
Effective rate	36.00%	42.00%